CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Net revenues						$ 1,440,428	$ 376,665
Cost of revenues
Materials						472,440	24,605
Direct labor						1,742,796	570,432
Direct job costs						2,391,796	822,509
Overhead						252,567	348,723
Total cost of revenues						4,859,599	1,766,269
Gross deficit						(3,419,171)	(1,389,604)
Operating expenses
Research and development						4,546,057	2,463,307
Sales and marketing						708,144	1,647,552
General and administrative						5,324,417	3,884,677
Total operating expenses						10,578,618	7,995,536
Loss from operations						(13,997,789)	(9,385,140)
Other income (expense)
Interest income						43,976	1,165
Interest expense						(175,288)	0
Total other income (expense)						(131,312)	1,165
Provision for income taxes						0	0
Net loss and comprehensive loss						(14,129,101)	(9,383,975)
Net loss available to common stockholders						$ (17,317,546)	$ (12,240,023)
Basic net income (loss) per share						$ (1.64)	$ (1.23)
Diluted net income (loss) per share						$ (1.64)	$ (1.23)
Weighted average shares outstanding basic						10,590,335	9,973,846
Weighted average shares outstanding diluted						10,590,335	9,973,846
Tailwind Acquisition Corp [Member]
Operating expenses
Formation and operational costs	$ 749,880	$ 386,940	$ 387,335	$ 1,462,117	$ 4,694,296		$ 5,572,066
Loss from operations	(749,880)	(386,940)	(387,355)	(1,462,117)	(4,694,296)		(5,572,066)
Other income (expense)
Interest income	822,997	18,214	105,431	1,573,401	82,072		120,063
Transaction costs associated with the Initial Public Offering			(715,720)
Change in fair value of warrant liabilities	528,216	20,336,305	(16,902,902)	11,620,745	21,656,844		23,241,491
Total other income (expense)	1,351,213	20,354,519	(17,513,191)	13,194,146	21,738,916		23,361,554
Income before provision for income taxes	601,333	19,967,579		11,732,029	17,044,620
Provision for income taxes	(162,329)		0	(279,345)			0
Net loss and comprehensive loss	$ 439,004	$ 19,967,579	(17,900,526)	$ 11,452,684	$ 17,044,620		17,789,488
Class A Common Stock Subject to Redemption | Tailwind Acquisition Corp [Member]
Other income (expense)
Basic net income (loss) per share	$ 0.01	$ 0.48		$ 0.29	$ 0.41
Diluted net income (loss) per share	$ 0.01	$ 0.48		$ 0.29	$ 0.41
Weighted average shares outstanding basic	26,530,664	33,421,570		31,099,360	33,421,570
Weighted average shares outstanding diluted	26,530,664	33,421,570		31,099,360	33,421,570
Class A Common stock [Member] | Tailwind Acquisition Corp [Member]
Other income (expense)
Net loss available to common stockholders	$ 333,860	$ 15,974,063	$ (12,476,946)	$ 9,027,332	$ 13,635,696		$ 14,231,590
Basic net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43
Diluted net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43
Weighted average shares outstanding basic	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570		33,421,570
Weighted average shares outstanding diluted	26,530,664	33,421,570	18,333,191	31,099,360	33,421,570		33,421,570
Class B Common Stock [Member] | Tailwind Acquisition Corp [Member]
Other income (expense)
Net loss available to common stockholders	$ 105,144	$ 3,993,516	$ (5,423,580)	$ 2,425,352	$ 3,408,924		$ 3,557,898
Basic net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43
Diluted net income (loss) per share	$ 0.01	$ 0.48	$ (0.68)	$ 0.29	$ 0.41		$ 0.43
Weighted average shares outstanding basic	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393		8,355,393
Weighted average shares outstanding diluted	8,355,393	8,355,393	7,969,220	8,355,393	8,355,393		8,355,393